Offerings	May 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares, nominal value EUR 0.04 per share
Amount Registered | shares	82,546,296.3
Proposed Maximum Offering Price per Unit	27.00
Maximum Aggregate Offering Price	$ 2,228,750,000.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 307,790.38
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares, nominal value EUR 0.04 per share
Amount Registered | shares	3,703,703.7
Proposed Maximum Offering Price per Unit	27.00
Maximum Aggregate Offering Price	$ 99,999,999.90
Amount of Registration Fee	$ 13,810.00